JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

tgs jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. tgs consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2022	2021
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	72,020	368,325
Total	72,020	368,325
Non Current Liabilities	-	-
Current Liabilities	278,622	739,043
Total	278,622	739,043

	2022	2021	2020
Consolidated Statements of comprehensive income
Gross profit	27	53	13,415
Operating loss	(7,854)	(15,299)	(3,719)
Net Financial results	141,140	274,931	220,157
Comprehensive income	133,286	259,632	216,438